Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2013
Prospectus Date	rr_ProspectusDate	Jul. 19, 2013
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HINVX